Restructuring	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Restructuring

Note 14 – Restructuring

Restructuring expenses consist of costs associated with the ongoing reorganization of our business operations and expense re-alignment efforts, which primarily relate to severance costs from workforce reductions due to the impacts of the COVID-19 pandemic and organizational changes to capture synergies from past acquisitions as we move toward one global AgileThought. We also incurred an immaterial amount of facility-related exit costs. When business slowed as a result of COVID-19, there was a reduction in force to control expenses, as not all resources could be usefully reallocated. As of December 31, 2021, all of the COVID-related expenses had been paid. At this time, we do not anticipate material additional restructuring charges related to COVID-19.

In December 2020, we communicated a restructuring plan to transition to an integrated, one AgileThought approach rather than managing recent acquisitions and regions separately. By creating a global organization for the information technology, human resources, and finance functions, we were able to capture synergies, resulting in the elimination of certain positions. The Company incurred severance costs related to these terminations, and all amounts were paid in 2021.

In November 2021, we communicated efforts to streamline our operating model further by reducing layers of management and reducing our cost structure. These restructuring efforts included consolidating the Chief Revenue Officer’s responsibilities with the Chief Operating Officer position, consolidating span of control of sales managers from eight to four, and a reduction of underutilized bench personnel. The Company exited employees in the last half of the three months ended December 31, 2021. The Company incurred severance costs related to these terminations, and all activity is expected to be completed by the first quarter of 2022.

The following table summarizes the Company’s restructuring activities included in accrued liabilities:

(in thousands USD)	Organization Restructuring	One AgileThought	COVID Plan	Restructuring Total
Balance as of December 31, 2020	$—	$2,222	$717	$2,939
Restructuring charges	782	—	129	911
Payments	230	2,222	846	3,298
Balance as of December 31, 2021	$552	$—	$—	$552